NUV
Nuveen Municipal Value Fund, Inc.
Portfolio of Investments    July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 100.6%
	MUNICIPAL BONDS – 100.6%
	Alabama – 0.2%
	Birmingham Airport Authority, Alabama, Airport Revenue Bonds, Series 2020:
$255	4.000%, 7/01/39 – BAM Insured	7/30 at 100.00	AA	$309,300
225	4.000%, 7/01/40 – BAM Insured	7/30 at 100.00	AA	272,385
3,805	Homewood, Alabama, General Obligation Warrants, Series 2016, 5.000%, 9/01/36	9/26 at 100.00	AA+	4,627,184
4,285	Total Alabama			5,208,869
	Alaska – 0.0%
110	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A Class 1, 4.000%, 6/01/50	6/31 at 100.00	BBB+	130,617
	Arizona – 1.2%
7,525	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, 5.000%, 6/01/49 (Mandatory Put 6/03/24) (AMT)	6/24 at 100.00	A+	8,490,984
2,935	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien Series 2017A, 5.000%, 7/01/35	7/27 at 100.00	Aa3	3,645,769
780	Phoenix Civic Improvement Corporation, Arizona, Excise Tax Revenue Bonds, Subordinate Lien Series 2020A, 4.000%, 7/01/45	7/30 at 100.00	AAA	941,561
2,590	Phoenix Civic Improvement Corporation, Arizona, Water System Revenue Bonds, Junior Lien Series 2021A, 5.000%, 7/01/45	7/31 at 100.00	AAA	3,459,334
5,600	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37	No Opt. Call	A3	8,004,920
	Tucson, Arizona, Water System Revenue Bonds, Refunding Series 2017:
1,000	5.000%, 7/01/34	7/27 at 100.00	AA	1,233,910
750	5.000%, 7/01/35	7/27 at 100.00	AA	922,860
21,180	Total Arizona			26,699,338
	California – 8.4%
4,615	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C, 0.000%, 9/01/23 – AGM Insured	No Opt. Call	AA	4,569,312
5,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2013S-4, 5.000%, 4/01/38 (Pre-refunded 4/01/23)	4/23 at 100.00	A1 (4)	5,412,650
405	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A, 4.000%, 6/01/49	6/30 at 100.00	BBB+	483,282
1,250	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2020A, 4.000%, 6/01/49	12/30 at 100.00	BBB+	1,492,238
1,175	California Department of Water Resources, Central Valley Project Water System Revenue Bonds, Refunding Series 2016AW, 5.000%, 12/01/33 (Pre-refunded 12/01/26)	12/26 at 100.00	AAA	1,461,735

NUV	Nuveen Municipal Value Fund, Inc. (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B:
$4,080	5.000%, 11/15/46 (Pre-refunded 11/15/26)	11/26 at 100.00	N/R (4)	$5,045,695
5,920	5.000%, 11/15/46	11/26 at 100.00	A1	7,159,707
1,200	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A, 5.000%, 8/15/37	8/27 at 100.00	BBB+	1,458,960
3,850	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/33	7/23 at 100.00	AA-	4,204,547
6,130	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, 5.000%, 12/31/43 (AMT)	6/28 at 100.00	BBB-	7,523,533
2,725	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authoriity Desalination Project Pipeline, Refunding Series 2019, 5.000%, 11/21/45, 144A	1/29 at 100.00	BBB	3,287,522
1,625	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2013I, 5.000%, 11/01/38	11/23 at 100.00	Aa3	1,794,098
5,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.000%, 10/01/41	10/21 at 100.00	Aa2	5,039,000
3,500	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.000%, 12/01/46, 144A	6/26 at 100.00	BB	3,948,350
4,505	Covina-Valley Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2003B, 0.000%, 6/01/28 – FGIC Insured	No Opt. Call	A+	4,125,319
5,700	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Green Series 2017A, 5.000%, 6/01/45	6/27 at 100.00	AAA	7,087,209
2,180	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A, 0.000%, 1/15/42	1/31 at 100.00	A-	2,678,370
30,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A, 0.000%, 1/01/22 (ETM)	No Opt. Call	AA+ (4)	29,987,400
13,920	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/47	6/22 at 100.00	N/R	14,372,957
	Merced Union High School District, Merced County, California, General Obligation Bonds, Series 1999A:
2,500	0.000%, 8/01/23 – FGIC Insured	No Opt. Call	AA-	2,481,000
2,555	0.000%, 8/01/24 – FGIC Insured	No Opt. Call	AA-	2,514,222
2,365	Montebello Unified School District, Los Angeles County, California, General Obligation Bonds, Election 1998 Series 2004, 0.000%, 8/01/27 – FGIC Insured	No Opt. Call	A-	2,201,791
	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A:
3,060	0.000%, 8/01/28	2/28 at 100.00	Aa1	3,648,530
2,315	0.000%, 8/01/43	8/35 at 100.00	Aa1	2,688,548
3,550	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C, 6.500%, 11/01/39	No Opt. Call	A	5,933,470
80	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 7.000%, 8/01/38 – AGC Insured	8/29 at 100.00	AA	114,496

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$10,150	Placer Union High School District, Placer County, California, General Obligation Bonds, Series 2004C, 0.000%, 8/01/33 – AGM Insured	No Opt. Call	AA	$8,113,707
	San Bruno Park School District, San Mateo County, California, General Obligation Bonds, Series 2000B:
2,575	0.000%, 8/01/24 – FGIC Insured	No Opt. Call	Aa2	2,524,092
2,660	0.000%, 8/01/25 – FGIC Insured	No Opt. Call	Aa2	2,573,497
360	San Diego Tobacco Settlement Revenue Funding Corporation, California, Tobacco Settlement Bonds, Subordinate Series 2018C, 4.000%, 6/01/32	6/28 at 100.00	BBB	404,017
10,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2019D, 5.000%, 5/01/39	5/29 at 100.00	A1	12,789,700
12,095	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%, 1/15/25 – NPFG Insured	No Opt. Call	Baa2	11,760,573
13,220	San Mateo County Community College District, California, General Obligation Bonds, Series 2006A, 0.000%, 9/01/28 – NPFG Insured	No Opt. Call	AAA	12,447,555
5,000	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds, Election of 2000, Series 2002B, 0.000%, 9/01/24 – FGIC Insured	No Opt. Call	Aaa	4,948,550
5,815	San Ysidro School District, San Diego County, California, General Obligation Bonds, Refunding Series 2015, 0.000%, 8/01/48	8/25 at 29.16	AA	1,593,833
755	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Refunding Sacramento County Tobacco Securitization Corporation Series 2021B Class 2, 4.000%, 6/01/49	12/30 at 100.00	BBB-	902,029
181,835	Total California			188,771,494
	Colorado – 7.8%
7,500	Arapahoe County School District 6, Littleton, Colorado, General Obligation Bonds, Series 2019A, 5.500%, 12/01/43	12/28 at 100.00	Aa1	9,940,650
7,105	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+ (4)	7,614,499
4,155	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44	8/29 at 100.00	BBB+	4,850,589
1,255	Colorado High Performance Transportation Enterprise, C-470 Express Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/51	12/24 at 100.00	BBB	1,439,184
7,070	Colorado Mountain College, Colorado, Certificates of Participation, Series 2021, 4.000%, 12/01/46	12/31 at 100.00	Aa3	8,523,309
2,000	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Series 2012A, 5.000%, 3/01/41 (Pre-refunded 3/01/22)	3/22 at 100.00	N/R (4)	2,057,300
4,500	Colorado State, Building Excellent Schools Today, Certificates of Participation, Series 2018N, 5.000%, 3/15/37	3/28 at 100.00	Aa2	5,577,165
	Colorado State, Certificates of Participation, Higher Education Lease Purchase Financing Program, Series 2020:
900	4.000%, 9/01/38	9/31 at 100.00	Aa2	1,113,219
4,475	4.000%, 9/01/40	9/31 at 100.00	Aa2	5,503,758
2,750	4.000%, 9/01/41	9/31 at 100.00	Aa2	3,372,792

NUV	Nuveen Municipal Value Fund, Inc. (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Colorado State, Certificates of Participation, Lease Purchase Financing Program, National Western Center, Series 2018A:
$1,250	5.000%, 9/01/30	3/28 at 100.00	Aa2	$1,576,962
2,000	5.000%, 9/01/31	3/28 at 100.00	Aa2	2,514,620
1,260	5.000%, 9/01/32	3/28 at 100.00	Aa2	1,580,494
620	5.000%, 9/01/33	3/28 at 100.00	Aa2	775,744
3,790	Colorado State, Certificates of Participation, Rural Series 2018A, 5.000%, 12/15/37	12/28 at 100.00	Aa2	4,810,799
5,000	Colorado State, Certificates of Participation, Rural Series 2021A, 4.000%, 12/15/38	12/31 at 100.00	Aa2	6,243,250
	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B:
2,750	5.000%, 11/15/25	11/22 at 100.00	AA-	2,923,800
2,200	5.000%, 11/15/29 (Pre-refunded 11/15/22)	11/22 at 100.00	AA- (4)	2,337,918
5,160	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 11/15/43	11/23 at 100.00	A+	5,688,384
2,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016, 5.000%, 12/01/35	12/26 at 100.00	Baa2	2,350,240
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
9,660	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	A	8,648,212
24,200	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	A	20,538,056
17,000	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	A	14,084,840
1,705	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2020A, 5.000%, 9/01/40	9/24 at 100.00	A	1,930,077
7,600	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding Series 2006B, 0.000%, 9/01/39 – NPFG Insured	9/26 at 52.09	A	3,657,500
8,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008, 6.500%, 11/15/38	No Opt. Call	AA-	12,658,320
5,000	Rangely Hospital District, Rio Blanco County, Colorado, General Obligation Bonds, Refunding Series 2011, 6.000%, 11/01/26	11/21 at 100.00	Baa3	5,042,350
1,400	Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A, 4.000%, 7/15/34	1/31 at 100.00	A-	1,721,664
12,500	Regional Transportation District, Colorado, Sales Tax Revenue Bonds, Fastracks Project, Refunding Green Series 2021B, 4.000%, 11/01/40	5/31 at 100.00	AA+	15,438,125
4,945	Regional Transportation District, Colorado, Sales Tax Revenue Bonds, Fastracks Project, Series 2017A, 5.000%, 11/01/40	11/26 at 100.00	AA+	5,949,082
4,250	University of Colorado, Enterprise System Revenue Bonds, Series 2018B, 5.000%, 6/01/43	6/28 at 100.00	Aa1	5,289,635
164,000	Total Colorado			175,752,537
	Connecticut – 0.8%
8,440	Connecticut State, General Obligation Bonds, Series 2015E, 5.000%, 8/01/29	8/25 at 100.00	Aa3	9,960,129
5,000	Connecticut State, General Obligation Bonds, Series 2015F, 5.000%, 11/15/33	11/25 at 100.00	Aa3	5,913,050
10,153	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series 2013A, 6.050%, 7/01/31 (cash 4.000%, PIK 2.050%) (5)	No Opt. Call	N/R	1,522,994
23,593	Total Connecticut			17,396,173

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	District of Columbia – 2.4%
$15,000	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46	8/21 at 21.75	N/R	$3,247,350
5,390	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Senior Lien Series 2018B, 5.000%, 10/01/43	4/28 at 100.00	AAA	6,736,260
3,865	Metropolitan Washington Airports Authority, District of Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B, 5.000%, 10/01/47	10/29 at 100.00	A-	4,880,220
14,110	Metropolitan Washington Airports Authority, District of Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2014A, 5.000%, 10/01/53	4/22 at 100.00	A-	14,514,393
10,000	Metropolitan Washington Airports Authority, District of Columbia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 6.500%, 10/01/44	10/28 at 100.00	A-	13,661,400
	Washington Convention and Sports Authority, Washington DC, Dedicated Tax Revenue Bonds, Refunding Senior Lien Series 2021A:
670	4.000%, 10/01/36	10/30 at 100.00	AA	815,738
1,000	4.000%, 10/01/37	10/30 at 100.00	AA	1,213,920
1,300	4.000%, 10/01/40	10/30 at 100.00	AA	1,566,123
1,745	Washington Convention and Sports Authority, Washington DC, Dedicated Tax Revenue Bonds, Refunding Senior Lien Series 2021B, 4.000%, 10/01/38	10/30 at 100.00	AA	2,113,265
1,805	Washington Metropolitan Area Transit Authority, District of Columbia, Dedicated Revenue Bonds, Green Series 2021A, 5.000%, 7/15/41	7/31 at 100.00	AA	2,414,025
2,390	Washington Metropolitan Area Transit Authority, District of Columbia, Dedicated Revenue Bonds, Series 2020A, 4.000%, 7/15/45	7/30 at 100.00	AA	2,880,404
57,275	Total District of Columbia			54,043,098
	Florida – 3.3%
1,240	Broward County, Florida, Half-Cent Sales Tax Revenue Bonds, Refunding Series 2020, 4.000%, 10/01/40	10/30 at 100.00	AA+	1,517,500
3,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 – AGM Insured (Pre-refunded 10/01/21)	10/21 at 100.00	AA (4)	3,023,760
1,355	Central Florida Expressway Authority, Revenue Bonds, Senior Lien Series 2021D, 5.000%, 7/01/31	No Opt. Call	A+	1,861,160
565	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A, 6.000%, 6/15/35, 144A	6/25 at 100.00	N/R	647,767
4,000	Gainesville, Florida, Utilities System Revenue Bonds, Series 2017A, 5.000%, 10/01/37	10/27 at 100.00	Aa3	4,971,840
3,500	Gainesville, Florida, Utilities System Revenue Bonds, Series 2019A, 5.000%, 10/01/44	10/29 at 100.00	Aa3	4,456,970
2,290	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Subordinate Lien Series 2015B, 5.000%, 10/01/40	10/24 at 100.00	A1	2,608,516
5,090	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2010A, 5.000%, 7/01/40	8/21 at 100.00	A	5,105,474
2,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2014B, 5.000%, 10/01/37	10/24 at 100.00	A2	2,281,580
4,000	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding Series 2012, 5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	AA (4)	4,180,320

NUV	Nuveen Municipal Value Fund, Inc. (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Orlando Utilities Commission, Florida, Utility System Revenue Bonds, Series 2018A:
$3,500	5.000%, 10/01/36	10/27 at 100.00	AA	$4,364,045
3,780	5.000%, 10/01/37	10/27 at 100.00	AA	4,711,203
1,120	5.000%, 10/01/38	10/27 at 100.00	AA	1,395,139
10,725	Orlando, Florida, Contract Tourist Development Tax Payments Revenue Bonds, Series 2014A, 5.000%, 11/01/44 (Pre-refunded 5/01/24)	5/24 at 100.00	Aa2 (4)	12,155,393
3,250	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center, Series 2013A, 5.000%, 11/01/43	11/22 at 100.00	BBB+	3,370,737
4,000	Pembroke Pines, Florida, Capital Improvement Revenue Bonds, Series 2019A, 4.000%, 7/01/38	7/29 at 100.00	AA	4,726,000
1,020	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole Electric Cooperatice, Inc Project, Refunding Series 2018B, 5.000%, 3/15/42	5/28 at 100.00	A-	1,239,667
6,865	South Broward Hospital District, Florida, Hospital Revenue Bonds, Refunding Series 2015, 4.000%, 5/01/34	5/25 at 100.00	AA	7,639,372
3,300	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A, 5.000%, 11/15/33	5/22 at 100.00	Aa2	3,418,998
64,600	Total Florida			73,675,441
	Georgia – 2.6%
3,325	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015, 5.000%, 11/01/40	5/25 at 100.00	Aa2	3,879,377
4,945	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company, Fourth Series 1994, 2.250%, 10/01/32 (Mandatory Put 5/25/23)	No Opt. Call	A-	5,119,954
2,290	Fulton County Development Authority, Georgia, Hospital Revenue Bonds, Wellstar Health System, Inc Project, Series 2017A, 5.000%, 4/01/47	4/27 at 100.00	A	2,746,878
6,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc, Series 2017B, 5.500%, 2/15/42	2/27 at 100.00	AA	7,338,900
1,500	Geo L Smith II Georgia World Congress Center Authority, Georgia, Convention Center Hotel Revenue Bonds, First Tier Series 2021A, 4.000%, 1/01/54	1/31 at 100.00	BBB-	1,752,465
5,865	Municipal Electric Authority of Georgia, General Resolution Projects Subordinated Bonds, Series 20188HH, 5.000%, 1/01/44	1/28 at 100.00	A1	7,176,531
16,145	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2019A, 5.000%, 1/01/49	7/28 at 100.00	A	19,835,909
4,025	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project M Bonds, Series 2021A, 5.000%, 1/01/62 – AGM Insured	1/30 at 100.00	AA	5,027,346
2,415	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2015A, 5.000%, 1/01/35	1/25 at 100.00	A2	2,757,640
2,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Refunding Series 2016A, 5.000%, 10/01/46	10/26 at 100.00	AA	2,416,520
48,510	Total Georgia			58,051,520
	Guam – 0.0%
330	Guam AB Won Pat International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43 (AMT)	10/23 at 100.00	Baa2	359,855

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Hawaii – 0.4%
$4,830	Honolulu City and County, Hawaii, General Obligation Bonds, Series 2018A, 5.000%, 9/01/40	9/28 at 100.00	Aa1	$6,086,863
3,000	Honolulu City and County, Hawaii, Wastewater System Revenue Bonds, First Bond Resolution, Senior Series 2018A, 5.000%, 7/01/37	1/28 at 100.00	Aa2	3,728,040
7,830	Total Hawaii			9,814,903
	Idaho – 0.1%
	University of Idaho, General Revenue Bonds, Refunding Series 2021A:
505	5.000%, 4/01/39 – AGM Insured	4/31 at 100.00	AA	670,640
545	5.000%, 4/01/41 – AGM Insured	4/31 at 100.00	AA	720,414
1,050	Total Idaho			1,391,054
	Illinois – 12.7%
5,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A-	6,213,050
5,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	BB	6,173,000
2,945	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016B, 6.500%, 12/01/46	12/26 at 100.00	BB	3,701,688
4,710	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A	12/27 at 100.00	BB	6,272,119
17,725	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/24 – FGIC Insured	No Opt. Call	Baa2	17,253,515
7,495	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A, 0.000%, 12/01/31 – NPFG Insured	No Opt. Call	Baa2	6,174,906
1,500	Chicago Park District, Illinois, General Obligation Bonds, Limited Tax Series 2011A, 5.000%, 1/01/36	1/22 at 100.00	AA-	1,523,940
2,425	Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds, Federal Transit Administration Section 5307 Urbanized Area Formula Funds, Refunding Series 2021, 5.000%, 6/01/28	No Opt. Call	A	3,099,756
1,000	Cook County, Illinois, General Obligation Bonds, Refunding Series 2018, 5.000%, 11/15/35	11/26 at 100.00	A+	1,202,490
1,680	Cook County, Illinois, General Obligation Bonds, Refunding Series 2021A, 5.000%, 11/15/33	11/30 at 100.00	A+	2,239,574
5,000	Cook County, Illinois, Sales Tax Revenue Bonds, Series 2012, 5.000%, 11/15/37	11/22 at 100.00	AA-	5,298,600
2,040	Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A, 4.000%, 11/15/40	11/30 at 100.00	AA-	2,462,790
5,000	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015A, 5.000%, 11/15/38	5/25 at 100.00	AA-	5,779,350
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C:
560	5.000%, 8/15/35	8/25 at 100.00	A3	653,318
825	5.000%, 8/15/44	8/25 at 100.00	A3	955,358
3,000	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A, 5.000%, 10/01/51	10/21 at 100.00	AA+	3,023,760
5,125	Illinois State, General Obligation Bonds, November Series 2017C, 5.000%, 11/01/29	11/27 at 100.00	BBB	6,303,545

NUV	Nuveen Municipal Value Fund, Inc. (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$1,755	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/27	No Opt. Call	BBB	$2,147,190
655	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/25	8/22 at 100.00	BBB	686,014
5,590	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38	1/23 at 100.00	AA-	5,944,574
4,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2016B, 5.000%, 1/01/41	7/26 at 100.00	AA-	4,780,160
6,005	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2020A, 5.000%, 1/01/45	1/31 at 100.00	AA-	7,759,601
5,000	Lombard Public Facilities Corporation, Illinois, Conference Center and Hotel Revenue Bonds, First Tier Series 2005A-2, 5.500%, 1/01/36, 144A (5)	3/28 at 100.00	N/R	5,079,950
2,875	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2020A, 4.000%, 6/15/50	12/29 at 100.00	BBB+	3,315,881
6,140	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2022A, 4.000%, 6/15/52 (WI/DD,Settling 3/17/22)	12/31 at 100.00	BBB+	7,048,413
16,800	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 1996A, 0.000%, 12/15/21 – NPFG Insured (ETM)	No Opt. Call	Baa2 (4)	16,782,696
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 1994B:
5,245	0.000%, 6/15/28 – NPFG Insured	No Opt. Call	BBB+	4,727,528
11,675	0.000%, 6/15/29 – FGIC Insured	No Opt. Call	BBB+	10,226,016
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
2,315	5.700%, 6/15/24 (Pre-refunded 6/15/22)	6/22 at 101.00	N/R (4)	2,447,233
7,685	5.700%, 6/15/24	6/22 at 101.00	BBB+	8,123,967
4,950	0.000%, 12/15/32 – NPFG Insured	No Opt. Call	BBB+	3,971,039
21,375	0.000%, 6/15/34 – NPFG Insured	No Opt. Call	BBB+	16,519,455
21,000	0.000%, 12/15/35 – NPFG Insured	No Opt. Call	BBB+	15,615,600
21,970	0.000%, 6/15/36 – NPFG Insured	No Opt. Call	BBB+	16,092,586
10,375	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	BBB+	7,520,319
10,000	0.000%, 12/15/37 – NPFG Insured	No Opt. Call	BBB+	7,043,700
25,825	0.000%, 6/15/39 – NPFG Insured	No Opt. Call	BBB+	17,362,664
6,095	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2002A, 6.000%, 7/01/32 – NPFG Insured	No Opt. Call	AA+	8,778,933
8,000	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2003A, 6.000%, 7/01/33 – NPFG Insured	No Opt. Call	AA+	11,447,120
5,000	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2014A, 5.000%, 6/01/44	6/24 at 100.00	AA+	5,577,700
5,020	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville Community Unit School District 7 Project, Series 2007, 0.000%, 12/01/23 – AGM Insured	No Opt. Call	AA	4,925,524
10,285	Springfield, Illinois, Water Revenue Bonds, Refunding Series 2012, 5.000%, 3/01/37 (Pre-refunded 3/01/22) (UB) (6)	3/22 at 100.00	AA- (4)	10,579,665

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$615	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013, 6.000%, 10/01/42	10/23 at 100.00	A-	$682,724
780	Will County Community Unit School District 201-U Crete-Monee, Illinois, General Obligation Bonds, Capital Appreciation Series 2004, 0.000%, 11/01/22 – NPFG Insured (ETM)	No Opt. Call	Baa2 (4)	776,708
	Will County Community Unit School District No 201-U Crete-Monee, Illinois:
160	0.000%, 11/01/22 (ETM)	No Opt. Call	N/R (4)	159,523
2,390	0.000%, 11/01/22	No Opt. Call	A	2,366,339
300,610	Total Illinois			286,819,581
	Indiana – 1.7%
5,010	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series 2012A, 5.000%, 5/01/42 (Pre-refunded 5/01/23)	5/23 at 100.00	A (4)	5,439,558
2,250	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Refunding 2015A, 4.000%, 12/01/40	6/25 at 100.00	AA	2,527,245
5,740	Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A, 5.000%, 7/01/48 (AMT)	7/23 at 100.00	A-	6,220,323
2,000	Indiana Municipal Power Agency Power Supply System Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/42	7/26 at 100.00	A+	2,412,700
5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Community Justice Campus Bonds, Courthouse & Jail Project, Series 2019A, 5.250%, 2/01/54	2/29 at 100.00	AAA	6,309,650
	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E:
2,400	0.000%, 2/01/25 – AMBAC Insured	No Opt. Call	AA	2,357,784
14,595	0.000%, 2/01/27 – AMBAC Insured	No Opt. Call	AA	13,952,090
36,995	Total Indiana			39,219,350
	Kentucky – 1.7%
250	Greater Kentucky Housing Assistance Corporation, FHA-Insured Section 8 Mortgage Revenue Refunding Bonds, Series 1997A, 6.100%, 1/01/24 – NPFG Insured	8/21 at 100.00	Baa2	251,015
	Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/Northern Kentucky International Airport, Series 2016:
1,530	5.000%, 1/01/27	1/26 at 100.00	A1	1,829,069
1,600	5.000%, 1/01/28	1/26 at 100.00	A1	1,903,312
	Kentucky Bond Development Corporation, Transient Room Tax Revenue Bonds, Lexington Center Corporation Project, Series 2018A:
1,280	5.000%, 9/01/37	9/28 at 100.00	A2	1,601,920
1,435	5.000%, 9/01/38	9/28 at 100.00	A2	1,792,573
4,000	5.000%, 9/01/43	9/28 at 100.00	A2	4,921,440
2,000	5.000%, 9/01/48	9/28 at 100.00	A2	2,439,900
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc, Series 2017A, 4.000%, 12/01/41 – AGM Insured	12/27 at 100.00	AA	1,151,520
8,935	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A, 5.000%, 1/01/45	7/25 at 100.00	BBB+	9,835,738

NUV	Nuveen Municipal Value Fund, Inc. (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
$6,000	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Convertible Capital Appreciation Series 2013C, 0.000%, 7/01/39	7/31 at 100.00	Baa2	$7,532,280
5,000	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 115, Series 2017, 5.000%, 4/01/30	4/27 at 100.00	A1	6,130,150
33,030	Total Kentucky			39,388,917
	Louisiana – 0.8%
1,335	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2019A, 4.000%, 2/01/45	2/29 at 100.00	AA-	1,571,041
4,420	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/28	7/23 at 100.00	A2	4,816,164
9,040	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2017A, 5.000%, 1/01/48	1/27 at 100.00	A2	10,972,029
1,470	New Orleans Aviation Board, Louisiana, Special Facility Revenue Bonds, Parking Facilities Corporation Consolidated Garage System, Series 2018A, 5.000%, 10/01/43 – AGM Insured	10/28 at 100.00	AA	1,813,510
16,265	Total Louisiana			19,172,744
	Maine – 1.2%
4,250	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/33 (Pre-refunded 7/01/23)	7/23 at 100.00	BBB (4)	4,639,768
	Maine Health and Higher Educational Facilities Authority Revenue Bonds, MaineHealth Issue, Series 2018A:
1,190	5.000%, 7/01/43	7/28 at 100.00	A+	1,466,782
5,940	5.000%, 7/01/48	7/28 at 100.00	A+	7,282,618
10,000	Maine Turnpike Authority, Turnpike Revenue Bonds, Series 2020, 5.000%, 7/01/50	7/30 at 100.00	AA-	12,873,400
21,380	Total Maine			26,262,568
	Maryland – 1.4%
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
630	5.000%, 9/01/31	9/27 at 100.00	CCC	686,549
1,945	5.000%, 9/01/32	9/27 at 100.00	CCC	2,117,269
3,455	5.000%, 9/01/34	9/27 at 100.00	CCC	3,746,326
2,000	5.000%, 9/01/35	9/27 at 100.00	CCC	2,166,060
4,500	5.000%, 9/01/42	9/27 at 100.00	CCC	4,831,785
3,500	5.000%, 9/01/46	9/27 at 100.00	CCC	3,747,730
2,350	Maryland Economic Development Corporation, Private Activity Revenue Bonds AP, Purple Line Light Rail Project, Green Bonds, Series 2016D, 5.000%, 3/31/41 (AMT)	9/26 at 100.00	BB-	2,795,254
1,050	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015, 5.000%, 7/01/40	7/25 at 100.00	A-	1,196,391
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2011A, 6.125%, 1/01/36	1/22 at 100.00	Baa3	1,536,435

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
	Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2018A:
$2,260	5.000%, 5/01/47 (Pre-refunded 5/01/28)	5/28 at 100.00	N/R (4)	$2,899,060
4,375	5.000%, 5/01/47	5/28 at 100.00	AA	5,413,931
27,565	Total Maryland			31,136,790
	Massachusetts – 1.0%
1,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Refunding Senior Lien Series 2019A, 5.000%, 1/01/37	1/29 at 100.00	A+	1,256,360
2,100	Massachusetts Development Finance Agency, Hospital Revenue Bonds, Cape Cod Healthcare Obligated Group, Series 2013, 5.250%, 11/15/41 (Pre-refunded 11/15/23)	11/23 at 100.00	A (4)	2,339,421
2,905	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44	7/25 at 100.00	BBB	3,317,452
1,105	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E, 5.000%, 7/01/36	7/26 at 100.00	BBB	1,296,872
2,765	Massachusetts Development Finance Agency, Revenue Bonds, Dana-Farber Cancer Institute Issue, Series 2016N, 5.000%, 12/01/46	12/26 at 100.00	A1	3,328,009
9,110	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series 2013A, 5.000%, 5/15/43 (Pre-refunded 5/15/23)	5/23 at 100.00	AAA	9,908,492
980	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series 1997A, 0.000%, 1/01/29 – NPFG Insured	No Opt. Call	A+	892,898
320	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2000-6, 5.500%, 8/01/30	8/21 at 100.00	Aaa	321,302
20,285	Total Massachusetts			22,660,806
	Michigan – 2.7%
	Detroit Academy of Arts and Sciences, Michigan, Public School Academy Revenue Bonds, Refunding Series 2013:
1,690	6.000%, 10/01/33	10/23 at 100.00	N/R	1,744,688
2,520	6.000%, 10/01/43	10/23 at 100.00	N/R	2,580,657
1,415	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.250%, 7/01/39 (Pre-refunded 7/01/22)	7/22 at 100.00	AA- (4)	1,482,014
15	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 4.500%, 7/01/35 – NPFG Insured	8/21 at 100.00	A+	15,049
3,000	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%, 7/01/29 – NPFG Insured	No Opt. Call	A+	3,702,030
5	Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien Series 2003B, 5.000%, 7/01/34 – NPFG Insured	8/21 at 100.00	A+	5,019
5	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2003A, 5.000%, 7/01/34 – NPFG Insured	8/21 at 100.00	A1	5,018
3,315	Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne Criminal Justice Center Project, Senior Lien Series 2018, 5.000%, 11/01/43	11/28 at 100.00	Aa3	4,121,274
2,360	Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne, Second Lien Refunding Series 2020, 4.000%, 11/01/37	11/30 at 100.00	AA	2,853,287

NUV	Nuveen Municipal Value Fund, Inc. (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$1,950	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-1, 5.000%, 7/01/44 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (4)	$2,037,906
	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011MI:
15	5.000%, 12/01/39 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (4)	15,237
4,585	5.000%, 12/01/39 (Pre-refunded 12/01/21)	12/21 at 100.00	AA- (4)	4,659,644
5,000	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2015MI, 5.000%, 12/01/35 (Pre-refunded 6/01/22)	6/22 at 100.00	AA- (4)	5,204,800
2,750	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco Receipts, Series 2020B-1-CL2, 5.000%, 6/01/49	12/30 at 100.00	BBB-	3,388,220
6,000	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding & Project Series 2010F-6, 4.000%, 11/15/47	11/26 at 100.00	AA+	6,900,780
5,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-II-A, 5.375%, 10/15/41 (Pre-refunded 10/15/21)	10/21 at 100.00	Aa2 (4)	5,053,400
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I:
435	5.000%, 4/15/30 (Pre-refunded 10/15/25)	10/25 at 100.00	N/R (4)	519,860
9,565	5.000%, 4/15/30	10/25 at 100.00	Aa2	11,377,281
2,890	Oakland University, Michigan, General Revenue Bonds, Series 2012, 5.000%, 3/01/42	3/22 at 100.00	A1	2,962,481
1,100	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2015D, 5.000%, 12/01/45	12/25 at 100.00	A1	1,299,980
53,615	Total Michigan			59,928,625
	Minnesota – 0.3%
3,200	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Refunding Series 2016B, 5.000%, 11/15/34	No Opt. Call	AA	4,751,232
1,480	University of Minnesota, General Obligation Bonds, Series 2016A, 5.000%, 4/01/41	4/26 at 100.00	Aa1	1,762,991
4,680	Total Minnesota			6,514,223
	Missouri – 0.2%
3,465	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48	11/23 at 100.00	A2	3,772,553
	Montana – 0.6%
1,115	Billings, Montana, Sewer System Revenue Bonds, Series 2017, 5.000%, 7/01/33	7/27 at 100.00	AA+	1,377,437
	Montana Facility Finance Authority, Healthcare Facility Revenue Bonds, Kalispell Regional Medical Center, Series 2018B:
1,340	5.000%, 7/01/30	7/28 at 100.00	BBB	1,638,673
1,415	5.000%, 7/01/31	7/28 at 100.00	BBB	1,723,767
1,980	5.000%, 7/01/32	7/28 at 100.00	BBB	2,406,017
2,135	5.000%, 7/01/33	7/28 at 100.00	BBB	2,587,599
3,045	Montana Facility Finance Authority, Revenue Bonds, Billings Clinic Obligated Group, Series 2018A, 5.000%, 8/15/48	8/28 at 100.00	AA-	3,776,896
11,030	Total Montana			13,510,389

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nebraska – 0.4%
	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Refunding Crossover Series 2017A:
$1,710	5.000%, 9/01/37	No Opt. Call	A	$2,485,057
1,500	5.000%, 9/01/42	No Opt. Call	A	2,282,100
1,855	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	A2	1,949,995
1,400	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 5.000%, 11/01/45	11/25 at 100.00	A	1,613,444
6,465	Total Nebraska			8,330,596
	Nevada – 2.8%
490	Clark County School District, Nevada, General Obligation Bonds, Limited Tax Building Series 2020A, 4.000%, 6/15/40 – AGM Insured	6/30 at 100.00	AA	588,652
	Clark County, Nevada, General Obligation Bonds, Transportation Improvement, Limited Tax, Additionally Secured by Pledged Revenue Series 2018B:
2,000	5.000%, 12/01/33	12/28 at 100.00	AA+	2,559,040
5,000	5.000%, 12/01/35	12/28 at 100.00	AA+	6,372,650
5,000	Humboldt County, Nevada, Pollution Control Revenue Bonds, Sierra Pacific Power Company Projects, Series 2016B, 1.850%, 10/01/29 (Mandatory Put 4/15/22)	No Opt. Call	A+	5,056,850
5,000	Las Vegas Convention and Visitors Authority, Nevada, Convention Center Expansion Revenue Bonds, Series 2018B, 5.000%, 7/01/43	7/28 at 100.00	Aa3	6,115,050
8,500	Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Series 2018C, 5.250%, 7/01/43	7/28 at 100.00	Aa3	10,553,090
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015:
5,220	5.000%, 6/01/33	12/24 at 100.00	Aa1	6,007,019
10,000	5.000%, 6/01/34	12/24 at 100.00	Aa1	11,493,300
9,000	5.000%, 6/01/39	12/24 at 100.00	Aa1	10,276,560
1,205	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Water Improvement Series 2016A, 5.000%, 6/01/41	6/26 at 100.00	Aa1	1,437,939
2,000	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds, ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018A, 5.000%, 6/01/48	12/28 at 100.00	A3	2,319,820
250	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds, ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018B, 5.000%, 6/01/33 – AGM Insured	12/28 at 100.00	AA	307,030
53,665	Total Nevada			63,087,000
	New Jersey – 4.7%
2,500	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2018A, 5.000%, 1/01/36	1/29 at 100.00	A+	3,182,875
930	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, 5.125%, 1/01/39 – AGM Insured (AMT)	1/24 at 100.00	AA	1,039,628
6,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2016BBB, 5.500%, 6/15/31	12/26 at 100.00	Baa1	7,442,400

NUV	Nuveen Municipal Value Fund, Inc. (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$5,990	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005N-1, 5.500%, 9/01/25 – AGM Insured	No Opt. Call	AA	$7,218,908
4,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2013NN, 5.000%, 3/01/26	3/23 at 100.00	Baa1	4,298,800
3,300	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	8/21 at 100.00	BB+	3,310,494
9,420	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/31	No Opt. Call	Baa1	7,801,833
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C:
30,000	0.000%, 12/15/30 – FGIC Insured	No Opt. Call	Baa1	25,783,500
27,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA	22,404,870
4,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013AA, 5.000%, 6/15/29	6/23 at 100.00	Baa1	4,890,690
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA:
2,750	5.250%, 6/15/32	6/25 at 100.00	Baa1	3,240,298
2,150	5.250%, 6/15/34	6/25 at 100.00	Baa1	2,527,798
2,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2017B, 5.000%, 1/01/40	1/28 at 100.00	A+	2,482,980
3,760	New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2021A, 4.000%, 1/01/42	1/31 at 100.00	A+	4,554,112
1,135	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/43 (Pre-refunded 5/01/23)	5/23 at 100.00	Aa3 (4)	1,232,315
1,455	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Series 2020A, 5.000%, 11/01/41 – BAM Insured	11/30 at 100.00	AA	1,873,836
2,720	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BB+	3,253,555
109,610	Total New Jersey			106,538,892
	New York – 6.8%
3,750	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	Aa3	4,597,650
5,330	Dormitory Authority of the State of New York, Revenue Bonds, NYU Langone Hospitals Obligated Group, Series 2020A, 4.000%, 7/01/53	7/30 at 100.00	A	6,283,430
	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2021A:
1,200	5.000%, 10/01/32 – AGM Insured	10/29 at 100.00	AA	1,572,084
1,125	5.000%, 10/01/33 – AGM Insured	10/29 at 100.00	AA	1,468,328
2,055	Long Island Power Authority, New York, Electric System General Revenue Bonds, Notes Series 2021, 1.000%, 9/01/25	9/23 at 100.00	A	2,082,270
1,950	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2018, 5.000%, 9/01/39	9/28 at 100.00	A	2,479,464
1,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2020A, 5.000%, 9/01/38	9/30 at 100.00	A	1,977,825
8,325	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1, 5.000%, 11/15/50	5/30 at 100.00	A3	10,428,977

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green Climate Certified Series 2020E, 4.000%, 11/15/45	11/30 at 100.00	A3	$2,933,200
	MTA Hudson Rail Yards Trust Obligations, New York, MTA Financing Agreement Payable by the Metropolitan Transportation Authority, Series 2016A:
3,135	5.000%, 11/15/51	11/21 at 100.00	A3	3,171,648
7,380	5.000%, 11/15/56	11/23 at 100.00	A3	7,954,976
	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Refunding Series 2021A:
1,750	5.000%, 1/01/30 – AGM Insured	No Opt. Call	AA	2,318,365
1,250	5.000%, 1/01/31 – AGM Insured	No Opt. Call	AA	1,689,188
10,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2018, Series 2017S-3, 5.000%, 7/15/43	7/28 at 100.00	AA	12,594,400
7,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2019 Subseries S-3A, 5.000%, 7/15/37	7/28 at 100.00	AA	8,879,290
3,520	New York City, New York, General Obligation Bonds, Fiscal 2021 Series C, 5.000%, 8/01/43	8/30 at 100.00	AA	4,549,318
5,000	New York City, New York, General Obligation Bonds, Fiscal 2021 Series F-1, 5.000%, 3/01/44	3/31 at 100.00	AA	6,531,300
11,755	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	13,048,050
5,825	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.750%, 11/15/51	11/21 at 100.00	A	5,912,200
5,000	New York State Power Authority, General Revenue Bonds, Series 2020A, 4.000%, 11/15/50	5/30 at 100.00	AA	6,017,200
8,270	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 (AMT)	7/24 at 100.00	BBB	9,303,419
	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018:
3,250	5.000%, 1/01/34 (AMT)	1/28 at 100.00	Baa3	3,988,270
5,250	5.000%, 1/01/36 (AMT)	1/28 at 100.00	Baa3	6,415,762
7,550	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2017C-2, 5.000%, 11/15/42	11/27 at 100.00	AA-	9,459,697
4,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2018D, 4.000%, 11/15/38	11/30 at 100.00	AA-	4,905,080
3,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/50	5/25 at 100.00	AA-	3,461,550
7,175	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51	5/31 at 100.00	AA+	9,431,753
650	TSASC Inc, New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series B, 5.000%, 6/01/24	No Opt. Call	B-	683,105
128,495	Total New York			154,137,799

NUV	Nuveen Municipal Value Fund, Inc. (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina – 1.1%
$1,520	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Refunding Series 2016B, 5.000%, 10/01/44	10/26 at 100.00	AA+	$1,836,555
	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes Project, Series 2015:
2,155	5.000%, 12/31/37 (AMT)	6/25 at 100.00	BBB-	2,409,527
4,175	5.000%, 6/30/54 (AMT)	6/25 at 100.00	BBB-	4,609,325
2,995	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Series 2017A, 5.000%, 7/01/51	7/26 at 100.00	BBB	3,433,408
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Capital Appreciation Series 2019:
2,000	0.000%, 1/01/41	1/30 at 71.45	AA+	1,214,520
1,500	0.000%, 1/01/42	1/30 at 68.97	AA+	876,075
14,500	0.000%, 1/01/49	1/30 at 54.10	AA+	6,539,210
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Senior Lien Series 2017:
1,625	5.000%, 1/01/30	1/27 at 100.00	BBB	1,958,954
1,850	5.000%, 1/01/32	1/27 at 100.00	BBB	2,215,283
32,320	Total North Carolina			25,092,857
	North Dakota – 0.4%
7,820	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 6.250%, 11/01/31 (Pre-refunded 11/01/21)	11/21 at 100.00	A+ (4)	7,935,502
1,840	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2017A, 5.000%, 12/01/42	12/27 at 100.00	Baa2	2,139,607
9,660	Total North Dakota			10,075,109
	Ohio – 3.7%
4,710	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 4.000%, 6/01/48	6/30 at 100.00	BBB+	5,514,421
20,390	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	23,998,010
16,415	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien Series 2007A-3, 6.250%, 6/01/37 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (4)	17,254,299
1,195	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children's Hospital Project, Refunding & Improvement Series 2017A, 5.000%, 11/01/32	11/27 at 100.00	Aa2	1,484,238
3,485	Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series 2017OH, 4.000%, 12/01/46	6/27 at 100.00	AA-	3,969,624
5,000	Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose Series 2018, 5.000%, 6/01/43	6/28 at 100.00	AAA	6,223,100
1,730	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	BBB (4)	1,759,150

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$13,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D, 4.250%, 8/01/29 (Mandatory Put 9/15/21)	No Opt. Call	N/R	$13,067,080
4,110	Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC - Borrower, Portsmouth Bypass Project, Series 2015, 5.000%, 12/31/39 – AGM Insured (AMT)	6/25 at 100.00	AA	4,684,085
4,975	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre Commission Infrastructure Projects, Junior Lien, Current Interest Series 2013A-1, 5.000%, 2/15/48 (Pre-refunded 2/15/23)	2/23 at 100.00	Aa3 (4)	5,347,578
75,010	Total Ohio			83,301,585
	Oklahoma – 1.3%
4,000	Oklahoma City Water Utilities Trust, Oklahoma, Water and Sewer Revenue Bonds, Refunding Series 2016, 5.000%, 7/01/36	7/26 at 100.00	AAA	4,860,200
	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical Center, Refunding Series 2015A:
1,590	5.000%, 8/15/27	8/25 at 100.00	A	1,857,024
1,250	5.000%, 8/15/29	8/25 at 100.00	A	1,455,050
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
1,935	5.250%, 8/15/43	8/28 at 100.00	Baa3	2,389,880
5,000	5.250%, 8/15/48	8/28 at 100.00	Baa3	6,146,050
10,000	Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds, Second Senior Series 2017A, 5.000%, 1/01/42	1/26 at 100.00	AA-	11,751,900
23,775	Total Oklahoma			28,460,104
	Oregon – 0.7%
6,585	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Refunding Senior Lien Series 2017B, 5.000%, 11/15/28	5/27 at 100.00	AAA	8,248,239
5,330	University of Oregon, General Revenue Bonds, Series 2018A, 5.000%, 4/01/48	4/28 at 100.00	Aa2	6,531,116
11,915	Total Oregon			14,779,355
	Pennsylvania – 1.3%
3,155	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2017A-2, 5.000%, 2/15/39	2/27 at 100.00	AA-	3,796,001
2,000	Pennsylvania State University, Revenue Bonds, Refunding Series 2016A, 5.000%, 9/01/41	9/26 at 100.00	Aa1	2,406,940
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Special Revenue Bonds, Subordinate Series 2011B:
1,405	5.000%, 12/01/41 (Pre-refunded 12/01/21)	12/21 at 100.00	A2 (4)	1,427,874
1,310	5.000%, 12/01/41 (Pre-refunded 12/01/21)	12/21 at 100.00	AA- (4)	1,331,117
7,500	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Special Revenue Bonds, Subordinate Series 2013A, 5.000%, 12/01/43 (Pre-refunded 12/01/22)	12/22 at 100.00	AA- (4)	7,986,450
1,250	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds, Series 2014A, 0.000%, 12/01/37	12/26 at 100.00	AA-	1,444,713
3,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2020B, 5.000%, 12/01/50	12/30 at 100.00	A+	3,884,400

NUV	Nuveen Municipal Value Fund, Inc. (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$3,645	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2021A, 4.000%, 12/01/50	12/30 at 100.00	A	$4,304,235
570	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue Bonds, Refunding Subordinate Series 2019B, 4.000%, 9/01/34 – AGM Insured	9/29 at 100.00	AA	693,017
1,350	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2017, 5.000%, 1/01/38 (AMT)	1/28 at 100.00	Baa3	1,592,271
25,185	Total Pennsylvania			28,867,018
	Puerto Rico – 1.7%
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
6,031	0.000%, 7/01/33	7/28 at 86.06	N/R	4,535,432
15,388	4.500%, 7/01/34	7/25 at 100.00	N/R	17,086,066
9,039	4.550%, 7/01/40	7/28 at 100.00	N/R	10,422,600
5,320	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40	7/28 at 100.00	N/R	6,134,332
35,778	Total Puerto Rico			38,178,430
	South Carolina – 1.8%
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
12,760	0.000%, 1/01/28 – AGC Insured	No Opt. Call	AA	11,821,630
9,535	0.000%, 1/01/29 – AGC Insured	No Opt. Call	AA	8,623,740
8,000	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2016B, 5.000%, 12/01/56	12/26 at 100.00	A	9,584,160
5,500	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2015A, 5.000%, 12/01/50	6/25 at 100.00	A	6,349,420
3,455	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A, 5.500%, 12/01/54	6/24 at 100.00	A	3,911,578
39,250	Total South Carolina			40,290,528
	Tennessee – 0.8%
	Hallsdale-Powell Utility District, Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding Series 2021:
1,000	5.000%, 10/01/31	No Opt. Call	AA	1,382,290
250	5.000%, 10/01/32	No Opt. Call	AA	352,813
1,450	Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Refunding Series 2020B, 5.000%, 10/01/45	10/30 at 100.00	AA+	1,891,931
2,260	Metropolitan Government of Nashville-Davidson County, Tennessee, Water and Sewerage Revenue Bonds, Green Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	AA	2,800,095
1,375	New Memphis Arena Public Building Authority, Memphis and Shelby County, Tennessee, Local Government Public Improvement Bonds, Capital Appreciation Series 2021, 0.000%, 4/01/40	4/31 at 81.47	AA	919,902
3,000	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Series 2017A, 5.000%, 11/01/42	11/27 at 100.00	AA+	3,696,750

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
$7,245	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 4.000%, 5/01/48 (Mandatory Put 5/01/23)	2/23 at 100.43	A2	$7,683,612
16,580	Total Tennessee			18,727,393
	Texas – 15.2%
14,355	Bexar County Hospital District, Texas, Certificates of Obligation, Series 2018, 4.000%, 2/15/43 (UB) (6)	2/27 at 100.00	Aa1	16,491,598
2,420	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 1/01/43 (Pre-refunded 1/01/23)	1/23 at 100.00	A- (4)	2,588,577
2,680	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien Series 2020G, 4.000%, 1/01/45	1/30 at 100.00	BBB+	3,138,923
745	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2020A, 5.000%, 1/01/40	1/30 at 100.00	A-	953,049
7,500	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2012D, 5.000%, 11/01/38 (Pre-refunded 11/01/21) (AMT)	11/21 at 100.00	A1 (4)	7,589,175
240	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A, 5.250%, 9/01/44	9/24 at 100.00	BBB-	268,066
5,000	El Paso County Hospital District, Texas, General Obligtion Bonds, Certificates of Obligation Series 2013, 5.000%, 8/15/39	8/23 at 100.00	A-	5,426,450
	Fort Bend County Municipal Utility District 50, Texas, General Obligation Bonds, Series 2018A:
2,600	4.000%, 9/01/46 – AGM Insured	9/23 at 100.00	AA	2,735,226
5,500	4.000%, 9/01/48 – AGM Insured	9/23 at 100.00	AA	5,709,110
3,335	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Refunding First Tier Series 2020C, 4.000%, 10/01/49	4/30 at 100.00	A+	3,945,972
27,340	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53 (Pre-refunded 10/01/23)	10/23 at 100.00	AA (4)	30,237,493
2,845	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston Methodist Hospital System, Series 2015, 4.000%, 12/01/45	6/25 at 100.00	AA	3,142,416
4,000	Harris County, Texas, Toll Road Revenue Bonds, Refunding First Lien Series 2021A, 4.000%, 8/15/45	8/30 at 100.00	Aa2	4,809,240
7,295	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/50 – AGM Insured	11/31 at 39.79	AA	2,152,682
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
845	0.000%, 11/15/27 (ETM)	No Opt. Call	Baa2 (4)	796,142
11,055	0.000%, 11/15/27	No Opt. Call	Baa2	9,545,440
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C:
425	5.000%, 11/15/23	No Opt. Call	Baa1	463,934
1,565	5.000%, 11/15/31	11/24 at 100.00	Baa1	1,757,855
14,905	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3, 0.000%, 11/15/33 – NPFG Insured	11/24 at 59.10	Baa2	8,087,900

NUV	Nuveen Municipal Value Fund, Inc. (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018B:
$1,590	5.000%, 7/01/43	7/28 at 100.00	A1	$1,989,472
2,290	5.000%, 7/01/48	7/28 at 100.00	A1	2,858,653
1,500	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2021A, 4.000%, 11/15/46	11/31 at 100.00	AA	1,832,310
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B:
24,755	0.000%, 9/01/29 – AMBAC Insured	No Opt. Call	A	21,879,459
12,940	0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	A	11,130,729
10,000	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A	8,368,900
19,500	0.000%, 9/01/32 – AMBAC Insured	No Opt. Call	A	15,909,660
5,120	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Refunding Series 2015A, 5.000%, 8/15/39	8/25 at 100.00	AAA	5,982,106
4,510	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Refunding Series 2016A, 5.000%, 8/15/49	8/26 at 100.00	AAA	5,371,049
2,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company - Love Field Modernization Program Project, Series 2012, 5.000%, 11/01/28 (AMT)	11/22 at 100.00	Baa1	2,116,280
3,570	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2020A, 5.000%, 5/15/50	5/30 at 100.00	A+	4,528,331
	Lubbock, Texas, Electric Light and Power System Revenue Bonds, Series 2018:
2,170	5.000%, 4/15/40	4/28 at 100.00	A+	2,646,228
3,930	5.000%, 4/15/43	4/28 at 100.00	A+	4,769,880
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital Appreciation Series 2008I:
30,000	6.200%, 1/01/42 – AGC Insured (Pre-refunded 1/01/25)	1/25 at 100.00	AA (4)	36,081,600
5,220	6.500%, 1/01/43 (Pre-refunded 1/01/25)	1/25 at 100.00	A+ (4)	6,319,489
15,450	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008D, 0.000%, 1/01/36 – AGC Insured	No Opt. Call	AA	11,976,376
9,020	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B, 5.000%, 1/01/40	1/23 at 100.00	A+	9,614,598
8,000	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier Series 2017B, 5.000%, 1/01/43	1/27 at 100.00	A	9,657,600
9,100	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A, 5.000%, 1/01/32	1/25 at 100.00	A	10,436,517
2,000	San Antonio Convention Center Hotel Finance Corporation, Texas, Contract Revenue Empowerment Zone Bonds, Series 2005A, 5.000%, 7/15/39 – AMBAC Insured (AMT)	8/21 at 100.00	BBB+	2,004,440
1,750	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%, 2/15/41	8/26 at 100.00	AA	2,103,132
5,505	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26	No Opt. Call	A2	6,491,276

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Texas Private Activity Bond Surface Transporation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Refunding Senior Lien Series 2019A:
$1,400	5.000%, 12/31/35	12/29 at 100.00	Baa2	$1,796,760
3,000	5.000%, 12/31/36	12/29 at 100.00	Baa2	3,841,770
7,180	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding First Tier Series 2012A, 5.000%, 8/15/41 (Pre-refunded 8/15/22)	8/22 at 100.00	A (4)	7,546,324
3,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding First Tier Series 2015B, 5.000%, 8/15/37	8/24 at 100.00	A	3,381,480
1,750	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding Second Tier Series 2015C, 5.000%, 8/15/33	8/24 at 100.00	A-	1,964,358
5,500	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 0.000%, 8/15/25 – AMBAC Insured	No Opt. Call	A	5,344,240
	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2017A:
12,500	4.000%, 10/15/42 (UB) (6)	10/27 at 100.00	AAA	14,702,375
6,500	5.000%, 10/15/42	10/27 at 100.00	AAA	8,096,205
	Uptown Development Authority, Houston, Texas, Tax Increment Contract Revenue Bonds, Infrastructure Improvement Facilities, Refunding Series 2021:
600	3.000%, 9/01/38 (WI/DD,Settling 8/18/21)	9/31 at 100.00	Baa2	645,090
725	3.000%, 9/01/39 (WI/DD,Settling 8/18/21)	9/31 at 100.00	Baa2	778,019
336,725	Total Texas			342,003,954
	Utah – 0.8%
5,345	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017B, 5.000%, 7/01/42	7/27 at 100.00	A	6,563,500
3,500	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018B, 5.000%, 7/01/43	7/28 at 100.00	A	4,366,180
	Salt Lake County, Utah, Sales Tax Revenue Bonds, TRCC Series 2017:
695	5.000%, 2/01/36	2/27 at 100.00	AAA	848,880
1,150	5.000%, 2/01/37	2/27 at 100.00	AAA	1,402,023
	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind Project, Refunding Series 2017A:
1,250	5.000%, 9/01/29	3/28 at 100.00	AA-	1,559,012
1,000	5.000%, 9/01/30	3/28 at 100.00	AA-	1,239,920
1,250	5.000%, 9/01/31	3/28 at 100.00	AA-	1,544,687
660	5.000%, 9/01/32	3/28 at 100.00	AA-	813,688
540	Utah Water Finance Agency, Revenue Bonds, Pooled Loan Financing Program, Series 2017A, 5.000%, 3/01/37	3/27 at 100.00	AA	653,864
15,390	Total Utah			18,991,754
	Virginia – 0.9%
1,805	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/46	7/26 at 100.00	BBB	2,156,000

NUV	Nuveen Municipal Value Fund, Inc. (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$4,355	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	8/21 at 100.00	B-	$4,379,780
4,100	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/49 (AMT)	6/27 at 100.00	BBB	4,969,364
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
4,180	5.250%, 1/01/32 (AMT)	7/22 at 100.00	BBB	4,363,377
1,355	6.000%, 1/01/37 (AMT)	7/22 at 100.00	BBB	1,425,081
3,770	5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB	3,942,515
19,565	Total Virginia			21,236,117
	Washington – 3.3%
	Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien Series 2016:
1,930	5.000%, 2/01/29	2/26 at 100.00	AA-	2,308,550
1,000	5.000%, 2/01/30	2/26 at 100.00	AA-	1,195,650
	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue Bonds, Series 2017:
1,175	5.000%, 12/01/38	6/27 at 100.00	A1	1,360,756
5,000	5.000%, 12/01/41	6/27 at 100.00	A1	5,763,950
1,390	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44	8/29 at 100.00	BBB+	1,622,700
12,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2012A, 5.000%, 10/01/33	10/22 at 100.00	AA-	12,656,040
1,310	Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2017, 5.000%, 8/15/30	8/27 at 100.00	BBB-	1,577,423
	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018:
2,715	5.000%, 7/01/36	7/28 at 100.00	Baa3	3,460,267
7,200	5.000%, 7/01/43	7/28 at 100.00	Baa3	9,057,888
7,000	4.000%, 7/01/58	7/28 at 100.00	Baa3	8,047,270
3,000	5.000%, 7/01/58	7/28 at 100.00	Baa3	3,763,710
	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C:
9,100	0.000%, 6/01/29 – NPFG Insured	No Opt. Call	Aaa	8,301,384
16,195	0.000%, 6/01/30 – NPFG Insured	No Opt. Call	Aaa	14,402,052
69,015	Total Washington			73,517,640
	West Virginia – 0.6%
1,830	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell Huntington Hospital, Inc Project, Refunding & Improvement Series 2018A, 5.000%, 1/01/36	1/29 at 100.00	BBB+	2,279,814
3,750	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Refunding & Improvement Series 2019A, 5.000%, 9/01/39	9/29 at 100.00	Baa1	4,615,237
3,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding & Improvement Series 2013A, 5.500%, 6/01/44 (Pre-refunded 6/01/23)	6/23 at 100.00	A (4)	3,291,090

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	West Virginia (continued)
$3,570	West Virginia Parkways Authority, Turnpike Toll Revenue Bonds, Senior Lien Series 2018, 5.000%, 6/01/43	6/28 at 100.00	AA-	$4,448,577
12,150	Total West Virginia			14,634,718
	Wisconsin – 0.8%
2,375	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B, 5.000%, 2/15/40	2/22 at 100.00	A-	2,422,642
4,410	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc, Series 2012, 5.000%, 6/01/39	6/22 at 100.00	A3	4,569,025
6,600	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc, Refunding 2012C, 5.000%, 8/15/32 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R (4)	6,933,168
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2016A:
935	4.000%, 11/15/46 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (4)	1,088,031
2,415	4.000%, 11/15/46	5/26 at 100.00	AA+	2,751,458
16,735	Total Wisconsin			17,764,324
$2,140,806	Total Long-Term Investments (cost $1,964,420,163)			2,267,696,618
	Floating Rate Obligations – (1.3)%			(29,705,000)
	Other Assets Less Liabilities – 0.7%			15,164,646
	Net Assets Applicable to Common Shares – 100%			$2,253,156,264
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

NUV	Nuveen Municipal Value Fund, Inc. (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$2,267,696,618	$ —	$2,267,696,618

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.